Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (Loss) ($)
2022	7,262,410	(1,906,300)	2,875,322	(383,116)	19	(229,378,000)
2021	4,751,620	6,341,899	2,238,213	2,476,103	117	(234,004,000)

Named Executive Officers, Footnote [Text Block]	The PEO in both reporting years is Faheem Hasnain. The non-PEO NEOs in the 2022 reporting year are Bryan Giraudo and Richard Aranda, M.D. The non-PEO NEOs in the 2021 reporting year are Bryan Giraudo and Christian Waage.
PEO Total Compensation Amount	$ 7,262,410	$ 4,751,620
PEO Actually Paid Compensation Amount	$ (1,906,300)	6,341,899
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent CAP to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). CAP to our NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,856,060)	$(1,620,732)	$(6,359,885)	$(2,217,405)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,180,410	1,709,382	1,114,194	381,335
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,178,667	110,943	(2,681,136)	(1,182,532)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	87,262	38,297	(1,241,883)	(239,836)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—
TOTAL ADJUSTMENTS	$1,590,279	$237,890	$(9,168,710)	$(3,258,438)
(a) The fair value of stock options reported for CAP purposes in the Adjustments table is estimated using a Black-Scholes option pricing model. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options included in the adjustments calculation are as follows:

Year	2021	2022
Volatility	72.43 - 77.32%	62.29 - 77.22%
Expected life (in years)	2.46 - 5.79 years	2.09 - 5.79 years
Expected dividend yield	—%	—%
Risk-free rate	0.17 - 1.35%	0.73 - 4.72%

Non-PEO NEO Average Total Compensation Amount	$ 2,875,322	2,238,213
Non-PEO NEO Average Compensation Actually Paid Amount	$ (383,116)	2,476,103
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent CAP to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). CAP to our NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,856,060)	$(1,620,732)	$(6,359,885)	$(2,217,405)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,180,410	1,709,382	1,114,194	381,335
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,178,667	110,943	(2,681,136)	(1,182,532)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	87,262	38,297	(1,241,883)	(239,836)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—
TOTAL ADJUSTMENTS	$1,590,279	$237,890	$(9,168,710)	$(3,258,438)
(a) The fair value of stock options reported for CAP purposes in the Adjustments table is estimated using a Black-Scholes option pricing model. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options included in the adjustments calculation are as follows:

Year	2021	2022
Volatility	72.43 - 77.32%	62.29 - 77.22%
Expected life (in years)	2.46 - 5.79 years	2.09 - 5.79 years
Expected dividend yield	—%	—%
Risk-free rate	0.17 - 1.35%	0.73 - 4.72%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 19	117
Net Income (Loss)	$ (229,378,000)	$ (234,004,000)
PEO Name	Faheem Hasnain
Fair Value Assumptions, Volatility Rate, Minimum	0.6229	0.7243
Fair Value Assumptions, Volatility Rate, Maximum	0.7722	0.7732
Fair Value Assumptions, Expected Term, Minimum	2 years 1 month 2 days	2 years 5 months 15 days
Fair Value Assumptions, Expected Term, Maximum	5 years 9 months 14 days	5 years 9 months 14 days
Fair Value Assumptions, Expected Dividend Rate	0	0
Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.0472	0.0017
Fair Value Assumptions, Risk Free Interest Rate, Maximum	0.0073	0.0135
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (6,359,885)	$ (3,856,060)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,114,194	4,180,410
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,681,136)	1,178,667
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,241,883)	87,262
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,168,710)	1,590,279
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,217,405)	(1,620,732)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	381,335	1,709,382
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,182,532)	110,943
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(239,836)	38,297
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,258,438)	$ 237,890